Segment Information - Schedule of Reconciliation of Revenue from Segments to Consolidated (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenue				$ 1,507
Depreciation and amortization	13	11	258	37
Impairment loss			5,000	3,500
Operating loss	(612)	(1,688)	(11,066)	(10,151)
Interest Expense	344	324	1,326	869
Equity in losses of joint ventures		75	(198)	(715)
SES Foreign Operating [Member]
Revenue				894
Depreciation and amortization		2	6	10
Impairment loss			5,000	3,500
Operating loss	(70)	(106)	(5,620)	(3,682)
Interest Expense
Equity in losses of joint ventures		75	198	715
Technology Licensing and Related Services [Member]
Revenue				613
Depreciation and amortization
Impairment loss
Operating loss	(125)	(495)	(1,284)	(1,138)
Interest Expense
Equity in losses of joint ventures
Corporate [Member]
Revenue
Depreciation and amortization	13	9	252	27
Impairment loss
Operating loss	(417)	(1,087)	(4,162)	(5,331)
Interest Expense	344	324	1,326	869
Equity in losses of joint ventures